VictoryShares Global Multi-Factor Minimum Volatility ETF
VictoryShares Global Multi-Factor Minimum Volatility ETF
Investment Objective

The VictoryShares Global Multi-Factor Minimum Volatility ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory Global Multi-Factor Minimum Volatility Index before fees and expenses.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may incur usual or customary brokerage commissions and other charges on purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	VictoryShares Global Multi-Factor Minimum Volatility ETF VictoryShares Global Multi-Factor Minimum Volatility ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	VictoryShares Global Multi-Factor Minimum Volatility ETF VictoryShares Global Multi-Factor Minimum Volatility ETF
Management Fees	0.35%
Other Expenses	1.04%	[1]
Total Annual Fund Operating Expenses	1.39%
Fee Waivers/Expense Reimbursements	(0.99%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.40%	[2]
[1]	Estimated for the current fiscal year.
[2]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2020 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.40%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years
VictoryShares Global Multi-Factor Minimum Volatility ETF | VictoryShares Global Multi-Factor Minimum Volatility ETF | USD ($)	41	342

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. Because the Fund has not yet commenced investment operations, no portfolio turnover information is available at this time.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in securities included in the Nasdaq Victory Global Multi-Factor Minimum Volatility Index (the "Index"). The Index utilizes a rules-based approach designed to generate investment returns with less volatility than the broader global market. The Index is maintained exclusively by Nasdaq, Inc. (the "Index Provider"). The Index Provider is not affiliated with the Fund or the Adviser.

The companies eligible for inclusion in the Index are derived from its starting universe, the mid- to large-capitalization companies included in the Nasdaq Global Large Mid Cap Index ("Parent Index"), an index maintained by the Index Provider. The Parent Index consists of those companies with market capitalizations representing the top 90% of the investable universe in each developed market (including the U.S.) and each emerging market represented in the Parent Index.

The Index is designed to construct a diversified portfolio with superior risk-adjusted returns by first screening companies using a number of proprietary fundamental factors, such as dividend yield, sales growth and other financial metrics that have been identified by a quantitative multi-factor selection process to identify the companies that are most likely to outperform the broader global market. The companies in the top 20% of the ranking are included in the Index. Within this smaller set of companies, the Index weights the individual securities to minimize absolute volatility, measured at a portfolio level, within established portfolio constraints (such as minimum and maximum weightings of index constituents, sectors and countries).

In constructing the Parent Index, the Index Provider assigns a company to a particular country if it is economically tied to that country. In general, a company is treated as economically tied to a particular country if two or more of the following are true: (1) the company is incorporated in the country, (2) the company's domicile (i.e., location of its headquarters or principal executive office) is in the country, and (3) the company's securities are listed on the country's primary exchange. In addition, the Index Provider treats a company that is incorporated in certain identified countries to benefit from tax, legal or other advantages as being economically tied to the country of its primary exchange listing. In the event a different country is identified for each of these categories for a company, the company is treated as being economically tied to the country of its primary exchange listing. The Index is reconstituted every April and October (based on information as of the prior month-end).

The countries represented by the Index will change over time based on changes in the countries comprising the Parent Index and changes in the constituent securities selected for the Index based on application of the Index Provider's proprietary model. As of the date of this prospectus, the Index included companies from 25 developed countries and 20 emerging market countries.

The Fund seeks to track the returns of the Index before fees and expenses by employing, under normal circumstances, a "sampling" process to invest in a representative sample of stocks included in the Index or other securities investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Fund's portfolio managers select these stocks using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.

Principal Risks of Investing in the Fund

The Fund's investments are subject to the following principal risks:

■  Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

■  Stock Market Risk — Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

■  Foreign Investment Risks

■  Foreign Exposure Risk — Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

■  Emerging Markets Risk — All of the risks associated with investing in foreign securities are increased in connection with investments in emerging markets securities. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which do not protect securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

■  Currency Risk — The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the US dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

■  Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Large-Capitalization Stock Risk — The securities of large cap companies may underperform the securities of smaller cap companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

■  Investment Strategy Risk — The Index may not successfully identify companies that meet its objective. Although the Index is designed to minimize volatility compared to the Parent Index, there is no guarantee that this strategy will be successful.

■  Passive Investment Risk — The Fund is designed to track the Index and is not actively managed. The Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index. The Fund does not, therefore, seek returns in excess of the Index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by the applicable Index.

■  Tracking Risk — The Fund's return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities; and differences between the Fund's portfolio and the Index resulting from legal restrictions, cost, or liquidity constraints. The Fund's use of representative sampling may cause the tracking error to be higher than would be the case if the Fund purchased all of the securities in the Index.

■  Sampling Risk — The Fund's use of a representative sampling approach could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

■  Limited History of Operations — The Fund is a new ETF and, therefore, has a limited history of operations for investors to evaluate.

■  ETF Structure Risks — The Fund is structured as an exchange-traded fund ("ETF") and as a result is subject to special risks, including:

■  Not Individually Redeemable — The Fund's Shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share ("NAV") only in large blocks known as "Creation Units." You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Alternatively, you may redeem your Shares by selling them on the secondary market at prevailing market prices.

■  Trading Issues — Trading in Shares on the Exchange (as defined below) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the Shares. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings, which may lead to differences between the market price of the Shares and the underlying value of those Shares.

■  Market Price Variance Risk — The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a premium or discount to NAV.

■  International Closed Market Trading Risk — Many of the Fund's underlying securities trade on foreign exchanges that are closed when the Exchange (as defined below) is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges. Because the Fund generally relies on the last quoted prices for such securities when calculating its NAV, such events may cause Shares to trade at a premium or discount to NAV.

■  Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, Shares may trade at a premium or discount to NAV.

■  Intraday Indicative Value (IIV) Risk — The Exchange intends to disseminate the approximate per share value of the Fund's published basket of securities ("Deposit Securities") every 15 seconds (the "intraday indicative value" or "IIV''). The IIV is not a "real-time" update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market's close which could affect premiums and discounts between the IIV and the market price of the Fund's share. In addition, the IIV is based on the published Deposit Securities and not on the Fund's actual holdings.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance

No performance information is presented since the Fund has not commenced operations. Performance data for the Fund will be available online at www.VictorySharesLiterature.com or by calling 1-866-376-7890. The Fund's performance is not necessarily an indication of how the Fund will perform in the future.